Summary of personnel expenses	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Summary of personnel expenses	3.1. Summary of personnel expenses

EURm	2025	2024	2023
Salaries and wages(1)	6 269	6 163	5 859
Pensions and other post- employment benefits
Defined contribution plans	261	242	249
Defined benefit plans(2)	167	157	155
Share-based payments	337	239	201
Social security costs	797	762	830
Total	7 831	7 563	7 294
(1)Includes termination benefits.
(2)Excludes amounts presented in financial income, refer to Note 3.4. Pensions and other post-employment benefits.
Average number of employees

Number of employees	2025	2024	2023
Continued Operations	78 005	78 434	84 795
Discontinued Operations	—	1 927	1 894
Total	78 005	80 361	86 689